Note 3 - Loans (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	March 31, 2019	June 30, 2018
Commercial	$69,706	$60,995
Commercial real estate:
Construction	11,250	5,394
Other	192,899	183,383
1 – 4 Family residential real estate:
Owner occupied	52,844	47,433
Non-owner occupied	15,044	15,516
Construction	1,950	1,171
Consumer	3,995	4,873
Subtotal	347,688	318,765
Net Deferred loan fees and costs	(226)	(256)
Allowance for loan losses	(3,656)	(3,422)
Net Loans	$343,806	$315,087

	2018	2017
Commercial	$60,995	$46,380
Commercial real estate:
Construction	5,394	5,604
Other	183,383	158,225
1 – 4 Family residential real estate:
Owner occupied	47,433	41,411
Non-owner occupied	15,516	14,415
Construction	1,171	1,988
Consumer	4,873	5,138
Subtotal	318,765	273,161
Net Deferred loan fees and costs	(256)	(294)
Allowance for loan losses	(3,422)	(3,086)
Net loans	$315,087	$269,781

Financing Receivable, Allowance for Credit Loss [Table Text Block]
			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total

Allowance for loan losses:
Beginning balance	$622	$2,397	$496	$54	$3,569
Provision for loan losses	—	102	5	(2)	105
Loans charged-off	—	(25)	—	(9)	(34)
Recoveries	—	7	2	7	16
Total ending allowance balance	$622	$2,481	$503	$50	$3,656
			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total

Allowance for loan losses:
Beginning balance	$586	$2,277	$499	$60	$3,422
Provision for loan losses	36	(591)	(2)	2	(555)
Loans charged-off	—	(80)	—	(30)	(110)
Recoveries	—	875	6	18	899
Total ending allowance balance	$622	$2,481	$503	$50	$3,656
			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total

Allowance for loan losses:
Beginning balance	$555	$2,144	$461	$65	$3,225
Provision for loan losses	4	96	15	(15)	100
Loans charged-off	—	(4)	—	(11)	(15)
Recoveries	—	1	2	10	13
Total ending allowance balance	$559	$2,237	$478	$49	$3,323
			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total
Allowance for loan losses:
Beginning balance	$518	$2,038	$473	$57	$3,086
Provision for loan losses	39	178	35	(2)	250
Loans charged-off	—	(4)	(33)	(19)	(56)
Recoveries	2	25	3	13	43
Total ending allowance balance	$559	$2,237	$478	$49	$3,323
			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$7	$—	$—	$7
Collectively evaluated for impairment	622	2,474	503	50	3,649
Total ending allowance balance	$622	$2,481	$503	$50	$3,656

Recorded investment in loans:
Loans individually evaluated for impairment	$112	$1,320	$367	$—	$1,799
Loans collectively evaluated for impairment	69,694	202,868	69,977	3,996	346,535
Total ending loans balance	$69,806	$204,188	$70,344	$3,996	$348,334
			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$29	$—	$—	$29
Collectively evaluated for impairment	586	2,248	499	60	3,393
Total ending allowance balance	$586	$2,277	$499	$60	$3,422

Recorded investment in loans:
Loans individually evaluated for impairment	$100	$1,562	$398	$—	$2,060
Loans collectively evaluated for impairment	60,979	187,191	64,135	4,876	317,181
Total ending loans balance	$61,079	$188,753	$64,533	$4,876	$319,241

			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total

Allowance for loan losses:
Beginning balance	$518	$2,038	$473	$57	$3,086
Provision for loan losses	51	202	45	12	310
Loans charged-off	—	(4)	(33)	(24)	(61)
Recoveries	17	41	14	15	87
Total ending allowance balance	$586	$2,277	$499	$60	$3,422
			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total

Allowance for loan losses:
Beginning balance	$505	$2,518	$402	$141	$3,566
Provision for loan losses	18	581	77	(80)	596
Loans charged-off	(6)	(1,061)	(44)	(37)	(1,148)
Recoveries	1	—	38	33	72
Total ending allowance balance	$518	$2,038	$473	$57	$3,086
			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$29	$—	$—	$29
Collectively evaluated for impairment	586	2,248	499	60	3,393

Total ending allowance balance	$586	$2,277	$499	$60	$3,422

Recorded investment in loans:
Loans individually evaluated for impairment	$100	$1,562	$398	$—	$2,060
Loans collectively evaluated for impairment	60,979	187,191	64,135	4,876	317,181

Total ending loans balance	$61,079	$188,753	$64,533	$4,876	$319,241
			1-4 Family
		Commercial	Residential
		Real	Real
	Commercial	Estate	Estate	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$42	$2	$—	$44
Collectively evaluated for impairment	518	1,996	471	57	3,042

Total ending allowance balance	$518	$2,038	$473	$57	$3,086

Recorded investment in loans:
Loans individually evaluated for impairment	$444	$1,587	$203	$—	$2,234
Loans collectively evaluated for impairment	45,993	162,176	57,901	5,144	271,214

Total ending loans balance	$46,437	$163,763	$58,104	$5,144	$273,448

Impaired Financing Receivables [Table Text Block]
	As of March 31, 2019			Nine Months ended March 31, 2019
	Unpaid		Allowance for Loan	Average	Interest	Cash Basis
	Principal	Recorded	Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$112	$112	$—	$100	$5	$5
Commercial real estate:
Other	1,315	1,097	—	1,176	28	28
1-4 Family residential real estate:
Owner occupied	126	95	—	98	—	—
Non-owner occupied	302	272	—	283	—	—
With an allowance recorded:
Commercial real estate:
Other	222	223	7	227	10	10
Total	$2,077	$1,799	$7	$1,884	$43	$43
	Average	Interest	Cash Basis
	Recorded	Income	Interest
	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$116	$2	$2
Commercial real estate:
Other	1,019	9	9
1-4 Family residential real estate:
Owner occupied	96	—	—
Non-owner occupied	275	—	—
With an allowance recorded:
Commercial real estate:
Other	224	3	3
Total	$1,730	$14	$14
	As of June 30, 2018			Nine Months ended March 31, 2018
	Unpaid		Allowance for Loan	Average	Interest	Cash Basis
	Principal	Recorded	Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$100	$100	$—	$119	$5	$5
Commercial real estate:
Other	1,330	1,330	—	1,082	24	24
1-4 Family residential real estate:
Owner occupied	101	101	—	61	—	—
Non-owner occupied	297	297	—	318	—	—
With an allowance recorded:
Commercial real estate:
Other	231	232	29	302	8	8
Total	$2,059	$2,060	$29	$1,882	$37	$37
	Average	Interest	Cash Basis
	Recorded	Income	Interest
	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$122	$2	$2
Commercial real estate:
Other	1,131	8	8
1-4 Family residential real estate:
Owner occupied	23	—	—
Non-owner occupied	309	—	—
With an allowance recorded:
Commercial real estate:
Other	234	3	3
Total	$1,819	$13	$13

	Unpaid		Allowance for	Average	Interest	Cash Basis
	Principal	Recorded	Loan Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Commercial	$100	$100	$—	$111	$5	$5
Commercial real estate:
Other	1,330	1,330	—	1,102	17	17
1-4 Family residential real estate:
Owner occupied	101	101	—	71	—	—
Non-owner occupied	297	297	—	314	—	—
With an allowance recorded:
Commercial real estate:
Other	231	232	29	285	28	28
Total	$2,059	$2,060	$29	$1,883	$50	$50
	Unpaid		Allowance for	Average	Interest	Cash Basis
	Principal	Recorded	Loan Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Commercial	$482	$444	$—	$207	$80	$80
Commercial real estate:
Construction	—	—	—	87	6	6
Other	1,928	1,039	—	951	105	105
1-4 Family residential real estate:
Owner occupied	104	103	—	119	—	—
Non-owner occupied	—	—	—	183	—	—
With an allowance recorded:
Commercial real estate:
Other	548	548	42	1,884	21	21
1-4 Family residential real estate:
Owner occupied	99	100	2	120	6	6
Total	$3,161	$2,234	$44	$3,551	$218	$218

Financing Receivable, Past Due [Table Text Block]
	March 31, 2019		June 30, 2018
		Loans Past Due		Loans Past Due
		Over 90 Days		Over 90 Days
		Still		Still
	Non-accrual	Accruing	Non-accrual	Accruing
Commercial real estate:
Other	$458	$—	$702	$—
1 – 4 Family residential:
Owner occupied	87	—	90	—
Non-owner occupied	272	—	298	—
Total	$817	$—	$1,090	$—
	Days Past Due
	30 - 59	60 - 89	90 Days or	Total	Loans Not
	Days	Days	Greater	Past Due	Past Due	Total
Commercial	$27	$—	$—	$27	$69,779	$69,806
Commercial real estate:
Construction	—	—	—	—	11,236	11,236
Other	654	22	—	676	192,276	192,952
1-4 Family residential:
Owner occupied	15	—	80	95	53,228	53,323
Non-owner occupied	—	—	—	—	15,047	15,047
Construction	—	—	—	—	1,974	1,974
Consumer	1	—	—	1	3,995	3,996
Total	$697	$22	$80	$799	$347,535	$348,334
	Days Past Due
	30 - 59	60 - 89	90 Days or	Total	Loans Not
	Days	Days	Greater	Past Due	Past Due	Total
Commercial	$—	$—	$—	$—	$61,079	$61,079
Commercial real estate:
Construction	—	—	—	—	5,386	5,386
Other	238	—	—	238	183,129	183,367
1-4 Family residential:
Owner occupied	11	—	80	91	47,738	47,829
Non-owner occupied	—	—	—	—	15,514	15,514
Construction	—	—	—	—	1,190	1,190
Consumer	7	—	—	7	4,869	4,876
Total	$256	$—	$80	$336	$318,905	$319,241

	June 30, 2018		June 30, 2017
		Loans Past Due		Loans Past Due
		Over 90 Days		Over 90 Days
		Still		Still
	Non-accrual	Accruing	Non-accrual	Accruing
Commercial	$—	$—	$368	$—
Commercial real estate:
Other	702	—	729	—
1 – 4 Family residential:
Owner occupied	90	—	90	—
Non-owner occupied	298	—	—	—
Total	$1,090	$—	$1,187	$—
	Days Past Due
	30 - 59	60 - 89	90 Days or	Total	Loans Not
	Days	Days	Greater	Past Due	Past Due	Total
Commercial	$—	$—	$—	$—	$61,079	$61,079
Commercial real estate:
Construction	—	—	—	—	5,386	5,386
Other	238	—	—	238	183,129	183,367
1-4 Family residential:
Owner occupied	11	—	80	91	47,738	47,829
Non-owner occupied	—	—	—	—	15,514	15,514
Construction	—	—	—	—	1,190	1,190
Consumer	7	—	—	7	4,869	4,876
Total	$256	$—	$80	$336	$318,905	$319,241
	Days Past Due
	30 - 59	60 - 89	90 Days or	Total	Loans Not
	Days	Days	Greater	Past Due	Past Due	Total
Commercial	$—	$—	$35	$35	$46,402	$46,437
Commercial real estate:
Construction	—	—	—	—	5,596	5,596
Other	—	—	130	130	158,037	158,167
1-4 Family residential:
Owner occupied	13	—	74	87	41,605	41,692
Non-owner occupied	—	—	—	—	14,416	14,416
Construction	—	—	—	—	1,996	1,996
Consumer	22	—	—	22	5,122	5,144
Total	$35	$—	$239	$274	$273,174	$273,448

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
Commercial real estate:
Other	1	$161	$59
Total	1	$161	$59

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
Commercial	2	$518	$518
Commercial real estate:
Other	1	512	512
Total	3	$1,030	$1,030

Financing Receivable Credit Quality Indicators [Table Text Block]
	As of March 31, 2019
		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated
Commercial	$63,208	$5,215	$1,037	$—	$346
Commercial real estate:
Construction	11,171	65	—	—	—
Other	177,340	7,132	6,232	458	1,790
1-4 Family residential real estate:
Owner occupied	2,248	89	25	7	50,954
Non-owner occupied	13,834	184	325	272	432
Construction	—	—	—	—	1,974
Consumer	27	—	—	—	3,969
Total	$267,828	$12,685	$7,619	$737	$59,465
	As of June 30, 2018
		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated
Commercial	$59,214	$288	$1,162	$—	$415
Commercial real estate:
Construction	5,386	—	—	—	—
Other	172,471	7,061	1,878	702	1,255
1-4 Family residential real estate:
Owner occupied	2,577	—	27	11	45,214
Non-owner occupied	14,025	195	417	298	579
Construction	8	—	—	—	1,182
Consumer	93	—	—	—	4,783
Total	$253,774	$7,544	$3,484	$1,011	$53,428

		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated
Commercial	$59,214	$288	$1,162	$—	$415
Commercial real estate:
Construction	5,386	—	—	—	—
Other	172,471	7,061	1,878	702	1,255
1-4 Family residential real estate:
Owner occupied	2,577	—	27	11	45,214
Non-owner occupied	14,025	195	417	298	579
Construction	8	—	—	—	1,182
Consumer	93	—	—	—	4,783
Total	$253,774	$7,544	$3,484	$1,011	$53,428
		Special			Not
	Pass	Mention	Substandard	Doubtful	Rated
Commercial	$44,435	$907	$642	$—	$453
Commercial real estate:
Construction	4,514	1,035	—	4	43
Other	150,460	5,110	1,566	470	561
1-4 Family residential real estate:
Owner occupied	2,668	—	11	30	38,983
Non-owner occupied	13,633	210	261	187	125
Construction	1,223	—	—	—	773
Consumer	145	—	—	—	4,999
Total	$217,078	$7,262	$2,480	$691	$45,937